ORGANIZATION AND NATURE OF THE BUSINESS (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Series 1, Class A Preferred Equity Units
Disclosure of subsidiaries
Cumulative dividend rate				6.50%
Series 2, Class A Preferred Equity Units
Disclosure of subsidiaries
Cumulative dividend rate				6.375%
5.750% Class A Cumulative Redeemable Perpetual Units, Series 3
Disclosure of subsidiaries
Cumulative dividend rate			5.75%
6.25% Class A Cumulative Redeemable Units, Series 1
Disclosure of subsidiaries
Cumulative dividend rate	6.25%
Brookfield Property Partners L.P.
Disclosure of subsidiaries
Economic interest	36.00%	36.00%